Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Earnings per share

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year ended December 31,	2015	2014	2013
(Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to U.S. Cellular shareholders	$241,347	$(42,812)	$140,038

Weighted average number of shares used in basic earnings (loss) per share	84,248	84,213	83,968
Effect of dilutive securities:
Stock options[1]	153	–	211
Restricted stock units[1]	490	–	551

Weighted average number of shares used in diluted earnings (loss) per share	84,891	84,213	84,730

Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$2.86	$(0.51)	$1.67

Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$2.84	$(0.51)	$1.65

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.

Summary of antidilutive shares

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings (loss) per share attributable to U.S. Cellular shareholders because their effects were antidilutive. The number of such Common Shares excluded, if any, is shown in the table below.

Year Ended December 31,	2015	2014	2013
(Shares in thousands)
Stock options	3,192	3,279	2,010
Restricted stock units	330	1,186	190